Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets and Liabilities

Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2017	Cash, Trade and Other Receivables	Assets/(Liabilities) at Fair Value through Earnings	Derivatives Used for Hedging(1)	Available for Sale	Other Financial Liabilities	Total
Cash and cash equivalents	874	-	-	-	-	874
Trade and other receivables	1,457	-	-	-	-	1,457
Other financial assets - current	78	20	-	-	-	98
Other financial assets - non-current	49	1	-	33	-	83
Current indebtedness	-	-	-	-	(1,644)	(1,644)
Trade payables (see note 20)	-	-	-	-	(307)	(307)
Accruals (see note 20)	-	-	-	-	(1,477)	(1,477)
Other financial liabilities - current	-	(49)	-	-	(80)	(129)
Long-term indebtedness	-	-	-	-	(5,382)	(5,382)
Other financial liabilities - non-current	-	(31)	(246)	-	(2)	(279)
Total	2,458	(59)	(246)	33	(8,892)	(6,706)

December 31, 2016	Cash, Trade and Other Receivables	Assets/(Liabilities) at Fair Value through Earnings	Derivatives Used for Hedging(1)	Available for Sale	Other Financial Liabilities	Total
Cash and cash equivalents	2,368	-	-	-	-	2,368
Trade and other receivables	1,392	-	-	-	-	1,392
Other financial assets - current	67	121	-	-	-	188
Other financial assets - non-current	53	47	-	35	-	135
Current indebtedness	-	-	-	-	(1,111)	(1,111)
Trade payables (see note 20)	-	-	-	-	(311)	(311)
Accruals (see note 20)	-	-	-	-	(1,517)	(1,517)
Other financial liabilities - current	-	(34)	-	-	(68)	(102)
Long-term indebtedness	-	-	-	-	(6,278)	(6,278)
Other financial liabilities - non-current	-	(12)	(327)	-	(1)	(340)
Total	3,880	122	(327)	35	(9,286)	(5,576)

(1) Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.

Summary of Debt and Related Derivative Instruments

The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
December 31, 2017	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	4	-	7	-
Commercial paper	1,637	-	1,641	-
C$500, 3.369% Notes, due 2019	398	75	405	75
C$750, 4.35% Notes, due 2020	597	128	629	128
C$550, 3.309% Notes, due 2021	437	43	450	43
$500, 4.70% Notes, due 2019	499	-	519	-
$350, 3.95% Notes, due 2021	349	-	361	-
$600, 4.30% Notes, due 2023	597	-	634	-
$450, 3.85% Notes, due 2024	447	-	459	-
$500, 3.35% Notes, due 2026	495	-	497	-
$350, 4.50% Notes, due 2043	341	-	361	-
$350, 5.65% Notes, due 2043	341	-	420	-
$400, 5.50% Debentures, due 2035	394	-	459	-
$500, 5.85% Debentures, due 2040	490	-	607	-
Total	7,026	246	7,449	246
Current portion	1,644	-
Long-term portion	5,382	246

	Carrying Amount		Fair Value
December 31, 2016	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	9	-	13	-
C$500, 3.369% Notes, due 2019	372	99	386	99
C$750, 4.35% Notes, due 2020	557	163	601	163
C$550, 3.309% Notes, due 2021	408	65	426	65
$550, 1.30% Notes, due 2017	549	-	550	-
$550, 1.65% Notes, due 2017	549	-	550	-
$1,000, 6.50% Notes, due 2018	998	-	1,067	-
$500, 4.70% Notes, due 2019	499	-	528	-
$350, 3.95% Notes, due 2021	348	-	361	-
$600, 4.30% Notes, due 2023	595	-	625	-
$450, 3.85% Notes, due 2024	446	-	454	-
$500, 3.35% Notes, due 2026	494	-	481	-
$350, 4.50% Notes, due 2043	341	-	325	-
$350, 5.65% Notes, due 2043	341	-	378	-
$400, 5.50% Debentures, due 2035	394	-	424	-
$500, 5.85% Debentures, due 2040	489	-	544	-
Total	7,389	327	7,713	327
Current portion	1,111	-
Long-term portion	6,278	327

Summmary of Information Regarding Notes Issued and Repaid

The Company issued and repaid the following notes in 2017 and 2016:

Month/Year	Transaction	Principal Amount (in millions)
Notes issued
May 2016	3.35% Notes, due 2026	US$500
Notes repaid
December 2017	6.50% Notes, due 2018(1)	US$1,000
September 2017	1.65% Notes, due 2017	US$550
February 2017	1.30% Notes, due 2017	US$550
May 2016	0.875% Notes, due 2016	US$500

(1) These notes were redeemed in full prior to their scheduled due date.

Currency Risk Exposures

The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements(1)
	December 31,		December 31,
	2017	2016	2017	2016
Canadian dollar	1,433	1,337	1	-
U.S. dollar	5,588	6,044	7,275	7,731
Euro	-	7	-	7
Other currencies	5	1	5	1
	7,026	7,389	7,281	7,739

(1) Excludes fair value adjustments of $9 million and $23 million at December 31, 2017 and 2016, respectively, associated with the interest related fair value component of hedging instruments.

Fair Value Gains and Losses from Derivative Financial Instruments

Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,
	2017		2016
	Fair Value (Loss) Gain Through Earnings	Fair Value Loss Through Equity	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity
Embedded derivatives	(169)	-	10	-
Foreign exchange contracts	(34)	-	(23)	-
Hedging instruments:
Cross currency interest rate swaps - cash flow hedges	94	(16)	46	(4)
Forward interest rate swaps - cash flow hedges	1	-	(1)	-
	(108)	(16)	32	(4)

Currency Risk- Sensitivity Analysis

The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have as a result of changes in fair values of financial instruments as of December 31, 2017.

(Decrease) increase to earnings	£	€	$(2)	Other Currencies	Total
Impact on earnings from financial assets and liabilities(1)	(2)	(18)	151	(1)	130
Impact on earnings from non-permanent intercompany loans	3	1	-	63	67
Total impact on earnings	1	(17)	151	62	197

(1) Excludes debt which has been swapped into U.S. dollar obligations.

(2) Represents losses arising from embedded derivatives largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The table below sets forth non-derivative and derivative financial liabilities by maturity based on the remaining period from December 31, 2017 and 2016, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2017	2018	2019	2020	2021	2022	Thereafter	Total
Long-term debt(1)	-	901	603	793	-	3,150	5,447
Interest payable(1)	238	232	201	175	147	1,655	2,648
Debt-related hedges outflows(2)	58	529	775	498	-	-	1,860
Debt-related hedges inflows(2)	(54)	(449)	(644)	(458)	-	-	(1,605)
Commercial paper	1,641	-	-	-	-	-	1,641
Trade payables	307	-	-	-	-	-	307
Accruals	1,477	-	-	-	-	-	1,477
Other financial liabilities	133	33	-	-	-	-	166
Total	3,800	1,246	935	1,008	147	4,805	11,941

December 31, 2016	2017	2018	2019	2020	2021	Thereafter	Total
Long-term debt(1)	1,100	1,000	879	574	774	3,150	7,477
Interest payable(1)	308	273	224	193	170	1,779	2,947
Debt-related hedges outflows(2)	58	58	528	768	497	-	1,909
Debt-related hedges inflows(2)	(51)	(51)	(423)	(606)	(437)	-	(1,568)
Trade payables	311	-	-	-	-	-	311
Accruals	1,517	-	-	-	-	-	1,517
Other financial liabilities	111	13	-	-	-	-	124
Total	3,354	1,293	1,208	929	1,004	4,929	12,717

(1) Represents contractual principal and interest payments. Future cash flows have been calculated using forward foreign exchange rates.

(2) Future cash flows have been calculated using forward foreign exchange rates.

Summary of Credit Ratings

The table below presents the Company’s current credit ratings and credit outlook:

	Moody’s	Standard & Poor’s	DBRS Limited	Fitch
Long-term debt	Baa2	BBB+	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F2
Trend/Outlook	Negative Watch	Negative Watch	Stable	Negative Watch

Net Debt

The following table presents the calculation of net debt(1):

	December 31,
	2017	2016
Current indebtedness	1,644	1,111
Long-term indebtedness	5,382	6,278
Total debt	7,026	7,389
Swaps	246	327
Total debt after swaps	7,272	7,716
Remove fair value adjustments for hedges(2)	9	23
Total debt after currency hedging arrangements	7,281	7,739
Remove transaction costs and discounts included in the carrying value of debt	59	65
Less: cash and cash equivalents	(874)	(2,368)
Net debt	6,466	5,436

(1) Net debt is a non-IFRS measure.

(2) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following is a reconciliation of movements of liabilities to cash flows arising from financing activities for the year ended December 31, 2017:

	Notes and Debentures(1)	Commercial Paper	Derivative Instruments Liabilities	Total Liabilities From Financing Activities
December 31, 2016	7,389	-	327	7,716
Repayments of debt	(2,112)	-	-	(2,112)
Net borrowings under short-term loan facilities	-	1,641	-	1,641
Foreign exchange movements	94	-	(94)	-
Other, net(2)	18	(4)	13	27
December 31, 2017	5,389	1,637	246	7,272

(1) Includes bank and other financial instruments in current indebtedness.

(2) Includes amortization of transaction and discount costs and fair value movements on derivatives.

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2017				Total
Assets	Level 1	Level 2	Level 3	Balance
Embedded derivatives(1)	-	12	-	12
Foreign exchange contracts(2)	-	9	-	9
Financial assets at fair value through earnings	-	21	-	21
Available for sale investments(3)	7	26	-	33
Total assets	7	47	-	54

Liabilities
Embedded derivatives(1)	-	(63)	-	(63)
Foreign exchange contracts(2)	-	(16)	-	(16)
Contingent consideration(4)	-	-	(1)	(1)
Financial liabilities at fair value through earnings	-	(79)	(1)	(80)
Derivatives used for hedging(5)	-	(246)	-	(246)
Total liabilities	-	(325)	(1)	(326)

December 31, 2016				Total
Assets	Level 1	Level 2	Level 3	Balance
Embedded derivatives(1)	-	140	-	140
Foreign exchange contracts(2)	-	28	-	28
Financial assets at fair value through earnings	-	168	-	168
Available for sale investments(3)	7	28	-	35
Total assets	7	196	-	203

Liabilities
Embedded derivatives(1)	-	(24)	-	(24)
Foreign exchange contracts(2)	-	(20)	-	(20)
Contingent consideration(4)	-	-	(2)	(2)
Financial liabilities at fair value through earnings	-	(44)	(2)	(46)
Derivatives used for hedging(5)	-	(327)	-	(327)
Total liabilities	-	(371)	(2)	(373)

(1) Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

(2) Used to manage foreign exchange risk on cash flows excluding indebtedness.

(3) Investments in entities over which the Company does not have control, joint control or significant influence.

(4) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

(5) Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

Disclosure of Offsetting of Financial Assets

In other circumstances, netting is permitted only in the event of bankruptcy or default of either party to the agreement, and such amounts are not netted in the consolidated statement of financial position. This information is summarized in the table below.

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Derivative financial assets	8	-	8 (1)	(7)	1
Cash and cash equivalents	19	-	19 (2)	(1)	18
December 31, 2017	27	-	27	(8)	19

Derivative financial assets	27	-	27 (1)	(16)	11
Cash and cash equivalents	36	-	36 (2)	(1)	35
December 31, 2016	63	-	63	(17)	46

(1) Included within “Other financial assets”- current and “Other financial assets”- non-current in the consolidated statement of financial position.

(2) Included within “Cash and cash equivalents” in the consolidated statement of financial position.

Disclosure of Offsetting of Financial Liabilities

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	262	-	262 (3)	(7)	255
Bank indebtedness	1	-	1 (4)	(1)	-
December 31, 2017	263	-	263	(8)	255

Derivative financial liabilities	346	-	346 (3)	(16)	330
Bank indebtedness	1	-	1 (4)	(1)	-
December 31, 2016	347	-	347	(17)	330

(3) Included within “Other financial liabilities” – current and “Other financial liabilities” – non-current in the consolidated statement of financial position.

(4) Included within “Current indebtedness” in the consolidated statement of financial position.

Cross-currency interest rate swaps [member]
Cross-currency Risk Exposures Interest Rate Swaps

The outstanding instruments were the same at December 31, 2017 and 2016, as set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2019	US$478
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2020	US$731
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2021	US$483

Foreign exchange contracts [member]
Foreign Exchange Contracts- US Dollar Notional Amounts

The cumulative U.S. dollar notional amounts of contracts outstanding at December 31, 2017 and 2016 were as follows:

	December 31,
Sell (buy)	2017	2016
Euros	361	554
British pounds sterling	(145)	(204)
Japanese yen	48	45